Allowance for Probable Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loan portfolio by credit quality indicator
Portfolio, total	$ 5,199,235	$ 4,775,004
Pass
Loan portfolio by credit quality indicator
Portfolio, total	4,942,387	4,369,031
Special Review
Loan portfolio by credit quality indicator
Portfolio, total	73,077	169,097
Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	35,619	65,855
Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	72,259	88,016
Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	75,893	83,005
Commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,042,642	769,110
Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	955,522	675,263
Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	2,270	4,278
Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	4,389	16,535
Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	46,278	40,266
Commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	34,183	32,768
Commercial real estate: other construction and land development
Loan portfolio by credit quality indicator
Portfolio, total	1,208,508	1,147,669
Commercial real estate: other construction and land development | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,167,295	1,038,749
Commercial real estate: other construction and land development | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	14,247	55,079
Commercial real estate: other construction and land development | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	9,318	2,614
Commercial real estate: other construction and land development | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	3,672	22,567
Commercial real estate: other construction and land development | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	13,976	28,660
Commercial real estate: farmland and commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,750,039	1,673,322
Commercial real estate: farmland and commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,635,179	1,486,572
Commercial real estate: farmland and commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	56,438	109,144
Commercial real estate: farmland and commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	21,912	46,316
Commercial real estate: farmland and commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	20,472	17,345
Commercial real estate: farmland and commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	16,038	13,945
Commercial real estate: multifamily
Loan portfolio by credit quality indicator
Portfolio, total	102,098	82,948
Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
Portfolio, total	100,948	82,542
Commercial real estate: multifamily | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total		53
Commercial real estate: multifamily | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	855
Commercial real estate: multifamily | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	295	353
Residential: first lien
Loan portfolio by credit quality indicator
Portfolio, total	438,462	456,731
Residential: first lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	432,067	446,218
Residential: first lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	122	519
Residential: first lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	120	6,338
Residential: first lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	6,153	3,656
Residential: junior lien
Loan portfolio by credit quality indicator
Portfolio, total	409,230	381,736
Residential: junior lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	405,731	378,000
Residential: junior lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total		77
Residential: junior lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total		309
Residential: junior lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	293	1,500
Residential: junior lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	3,206	1,850
Consumer
Loan portfolio by credit quality indicator
Portfolio, total	66,414	74,514
Consumer | Pass
Loan portfolio by credit quality indicator
Portfolio, total	64,808	73,188
Consumer | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,606	1,326
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	181,842	188,974
Foreign | Pass
Loan portfolio by credit quality indicator
Portfolio, total	180,837	188,499
Foreign | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total		28
Foreign | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	569
Foreign | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	$ 436	$ 447